INCOME TAXES	12 Months Ended
Dec. 31, 2018
INCOME TAXES
INCOME TAXES

9.   INCOME TAXES

The following table reconciles income taxes at the Corporation’s domestic statutory tax rate of 26.7% in 2018 (26.8% in 2017 and 26.9% in 2016) and income taxes in the consolidated statements of income:

	2018	2017	2016
		(restated,	(restated,
		note 1(b))	note 1(b))
Income taxes at domestic statutory tax rate	$187.8	$236.9	$142.5
(Reduction) increase resulting from:
Effect of non-deductible charges, non-taxable income and differences between current and future tax rates	(1.2)	(48.5)	1.0
Change in benefit arising from the recognition of current and prior year tax losses (notes 6 and 30)	(18.5)	(47.0)	(0.5)
Non-deductible impairment of goodwill	—	0.4	10.8
Change in deferred tax balances due to a change in substantively enacted tax rates	—	—	(6.4)
Effect of tax consolidation transactions with the parent corporation	—	—	(0.3)
Other	(1.5)	(0.6)	(3.8)
Income taxes	$166.6	$141.2	$143.3

The significant items comprising the Corporation’s net deferred income tax liability and their impact on the deferred income tax expense are as follows:

	Consolidated		Consolidated
	balance sheets		income statements
	2018	2017	2018	2017	2016
		(restated,		(restated,	(restated,
		note 1(b))		note 1(b))	note 1(b))
Loss carryforwards	$22.8	$0.4	$(8.0)	$3.6	$2.9
Accounts payable, accrued charges, provisions and deferred revenue	13.9	14.5	0.6	1.4	(4.0)
Defined benefit plans	40.6	35.5	(3.2)	(1.9)	(2.2)
Contract assets	(54.3)	(48.5)	5.8	7.4	14.3
Property, plant and equipment	(471.7)	(488.1)	(16.4)	84.5	12.3
Goodwill, intangible assets and other assets	(233.4)	(199.4)	34.0	43.9	25.8
Long-term debt and derivative financial instruments	(21.0)	(14.0)	1.3	(7.4)	0.3
Benefits from a general partnership	—	—	—	(0.6)	(67.0)
Other	10.2	8.7	(2.4)	1.5	2.9
	$(692.9)	$(690.9)	$11.7	$132.4	$(14.7)

Changes in the net deferred income tax liability are as follows:

	Note	2018	2017
			(restated,
			note 1(b))
Balance at beginning of year		$(690.9)	$(588.2)
Recognized in income as continuing operations		(11.7)	(132.4)
Recognized in other comprehensive income		(3.8)	28.9
Acquisition of tax deductions	28	14.4	—
Other		(0.9)	0.8
Balance at end of year		$(692.9)	$(690.9)

Deferred income tax asset		$51.8	$33.2
Deferred income tax liability		(744.7)	(724.1)
		$(692.9)	$(690.9)

As of December 31, 2018, the Corporation had loss carryforwards for income tax purposes of $17.3 million available to reduce future taxable income, that will expire between 2035 and 2038. These losses have been recognized. The Corporation also had capital losses of $589.8 million that can be carried forward indefinitely and applied only against future capital gains of which $139.0 million were recognized.

There are no income tax consequences attached to the payment of dividends or distributions in 2018, 2017 or 2016 by the Corporation to its shareholders.